Note 4 - Unproved Mineral Properties (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Unproved Mineral Properties [Table Text Block]
Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611